Stone Harbor Strategic Income Fund
Stone Harbor Strategic Income Fund  <!-->   <!-->   FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Stone Harbor Strategic Income Fund	Institutional Class Shares	Distributor Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses - Stone Harbor Strategic Income Fund		Institutional Class Shares	Distributor Class Shares
Management Fees		0.55%	0.55%
Distribution and Service (12b-1) Fee		none	0.25%	[1]
Other Expenses		0.46%	0.46%
Acquired Fund Fees and Expenses	[2]	0.63%	0.63%
Total Annual Fund Operating Expenses		1.64%	1.89%
Fee Waiver and Expense Reimbursement	[3]	(0.94%)	(0.94%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	0.70%	0.95%
[1]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, inclusive of Acquired Fund Fees and Expenses of Stone Harbor-advised funds, but exclusive of acquired fund fees and expenses of non-Stone Harbor-advised funds, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 0.70% and 0.95% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2019, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the example does not take into consideration the Adviser’s current agreement to waive fees.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Stone Harbor Strategic Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class Shares	72	425	803	1,862
Distributor Class Shares	97	502	933	2,132

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is intended to provide broad exposure to global credit markets. The Fund, either directly or through the underlying funds (defined below), may invest in a broad variety of fixed income and other income producing securities and instruments (including derivatives), and will not be limited in terms of type of instrument, geography, credit rating or duration. The Fund may invest all or a significant portion of its assets in Stone Harbor Investment Grade Fund, Stone Harbor High Yield Bond Fund, Stone Harbor Emerging Markets Debt Fund, Stone Harbor Local Markets Fund and Stone Harbor Emerging Markets Corporate Debt Fund and other funds sponsored or advised by the Adviser (together, the “underlying funds”). The underlying funds listed above are described elsewhere in this Prospectus. The Fund is not required to invest in the underlying funds, and from time to time may not be invested in any underlying fund. In addition to investing in the underlying funds, the Fund may invest directly in fixed income securities and in other instruments and transactions. References in this Prospectus to the Fund may refer to actions undertaken by the Fund or by an underlying fund.

The types of fixed income securities in which the Fund may invest include, but are not limited to, government securities; corporate debt securities; mortgage-backed or asset-backed securities issued or guaranteed by various governmental and non-governmental entities; secured and unsecured senior and subordinated loans and loan participations, including mortgages; Rule 144A securities; municipal securities; debentures, notes (including structured notes and promissory notes), and derivatives related to these types of securities. At any given time, the Fund may be entirely or significantly invested in a particular type of fixed income security or underlying fund.

The Fund may invest in fixed income securities and derivative instruments rated below investment grade (or, if unrated, of comparable quality as determined by the Adviser). These types of securities and instruments are commonly referred to as “high yield” securities or “junk bonds” and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, commercial loans, preferred stock and other obligations of U.S. and non-U.S. issuers. The Fund may also invest in preferred securities.

The Fund may invest all or a substantial portion of its assets in securities issued by non-U.S. entities. The Fund’s investments may be issued by any U.S. or non-U.S. public- or private-sector entity. The Fund may invest a significant portion of its assets in investments that are economically tied to countries with emerging securities markets or whose performance is linked to those countries’ markets, economies or ability to repay loans, such as loans issued by corporations or other business organizations. An investment is economically tied to an emerging market country if it is principally traded on the country’s securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. All or a significant portion of the Fund’s investments may be denominated in non-U.S. currencies. The Fund considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a JP Morgan emerging market bond index.

The Fund may invest in derivatives and other instruments for hedging purposes or to otherwise gain or reduce long or short exposure to securities, markets or currencies. Although the Fund and the underlying funds are not limited in the types of derivatives that may be used, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including credit default swaps, and credit linked notes. The Fund may use derivatives to a significant extent.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities. Such securities may include those that are in default with respect to the payment of principal or interest.

Maturity and Duration. The Adviser normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. The Fund may be subject to these risks directly and indirectly through investments in underlying funds. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

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Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund’s portfolio and its income.

•	Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise.

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Allocation Risk – The Fund’s investment performance depends upon how its assets are allocated and reallocated among the underlying funds and the Fund’s direct investments. The Adviser may make less than optimal or poor decisions in favoring certain underlying funds and direct investments.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds will not perform as expected.

•	Government Issued or Guaranteed Securities – Bonds issued or guaranteed by a government are subject to inflation risk, market risk and default risk.

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Corporate Debt Securities Risk – Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk, market risk and credit risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.

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Mortgage-Backed and Other Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities includes interest rate risk, extension risk, prepayment risk, market risk and credit risk.

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Loans and Similar Indebtedness – Investments in loans, including loan participations and assignments, are subject to interest rate risk, market risk, credit risk, liquidity risk and risks associated with possible impairments or devaluation of collateral.

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High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.

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Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

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Emerging Markets Securities Risk – In addition to the risks of investing in non-U.S. securities generally, emerging markets securities are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer’s unwillingness or inability to make principal or interest payments on its obligations.

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Derivatives Risk – The value of the Fund’s derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. For derivatives traded on exchanges, such as futures and many options, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange itself. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may impact the Fund’s use of derivatives and certain related instruments, which could prevent the Fund from fully implementing its investment strategy and adversely affect returns.

Even a small investment in derivative contracts can have a large impact on the Fund’s market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings.

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Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

•	Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

•	Market Risk – The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

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Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. The table shows how the Fund’s performance for the periods indicated compared with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 Institutional Share Class Annual Returns    (for calendar years ended 12/31)

Best Quarter – Ended March 31, 2016	3.60%
Worst Quarter – Ended September 30, 2015	-2.95%
The Fund’s Institutional Class calendar year-to-date return as of June 30, 2018 was -1.94%.
Average Annual Total Returns <br /> For the periods ended December 31, 2017
Average Annual Total Returns - Stone Harbor Strategic Income Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares	5.34%	3.94%	Dec. 19, 2013
Institutional Class Shares | After Taxes on Distributions	3.96%	2.10%	Dec. 19, 2013
Institutional Class Shares | After Taxes on Distributions and Sales	3.01%	2.20%	Dec. 19, 2013
Bloomberg Barclays Global Credit Index (Hedged USD) (reflects no deduction for fees, expenses or taxes)	5.89%	4.81%	Dec. 19, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Because Distributor Class shares were not outstanding during the periods shown, performance for that class is not shown.